Leases - Schedule of Future Minimum Lease Payments (Parenthetical) (Details)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2019	Jan. 01, 2019
Leases [Abstract]
Weighted average discount rate	7.98%	7.98%	7.98%	7.98%